Oct-03-03 03:51pm From- T-202 P.002/002 F-474

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTINYS

1-6407

NYSE

03031138

October 3, 2003

OCT 3 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
OCT 07 2003
THOMSON FINANCIAL

Dear Ms. Hughes:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SOUTHERN UNION COMPANY, Depositary Shares (Each representing one-tenth of a share of 7.55% Noncumulative Preferred Stock, Series A) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 3, 2003. Tentative listing date – October 8, 2003.

Sincerely,

[signature]